SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Millions, $ in Millions	1 Months Ended
	Jun. 28, 2016 USD ($) $ / shares	Mar. 31, 2014	Jun. 28, 2016 ILS (₪) ₪ / shares	Mar. 19, 2014 USD ($) $ / shares	Mar. 19, 2014 ILS (₪) ₪ / shares
Shareholder Equity [Line Items]
Cash dividend declared, amount | $	$ 3.0			$ 2.0
Cash dividend declared, value per share | $ / shares	$ 0.34			$ 0.22
Cash dividend declared, declaration date	Jun. 28, 2016	Mar. 19, 2014
Cash dividend declared, record date	Jul. 28, 2016	Apr. 21, 2014
Cash dividend declared, payment date	Aug. 09, 2016	May 07, 2014
ILS [Member]
Shareholder Equity [Line Items]
Cash dividend declared, amount | ₪			₪ 11.5		₪ 6.9
Cash dividend declared, value per share | ₪ / shares			₪ 1.3		₪ 0.76